Other Assets (Non-current and Current) - Summary of Other Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous assets [abstract]
Advances to suppliers	€ 2,719	€ 2,622
Deferred delivery and commission costs related to finished goods	844	1,490
Deferred costs for Natuzzi Display System	1,666	1,665
Deferred costs for slotting fees	842	641
Deferred costs for Service-Type Warranty	316	254
Other prepaid expenses and accrued income	435	296
Total other assets	6,822	6,968
Less current portion	(5,073)	(5,365)
Non-current portion	€ 1,749	€ 1,603